Related Party Transactions (Details) - USD ($)	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Taizhou Jiutian Pharmaceutical Co. Ltd [Member]
Related Party Transactions (Details) [Line Items]
Revenue from sales transactions	$ 2,297	$ 2,312
Taizhou Su Xuan Tang Chinese hospital Co. Ltd [Member]
Related Party Transactions (Details) [Line Items]
Revenue from sales transactions	8,396	9,574
Taizhou Su Xuan Tang Chinese Medicine Clinic [Member]
Related Party Transactions (Details) [Line Items]
Revenue from sales transactions	5,787	4,503
FengZhou [Member]
Related Party Transactions (Details) [Line Items]
Repayment of related party	11,093,857	13,285,682
Jiangsu Health Pharmaceutical Investment Co., Ltd. [Member]
Related Party Transactions (Details) [Line Items]
Repayment of related party	$ 11,093,857	13,285,682
Jianbin Zhou [Member]
Related Party Transactions (Details) [Line Items]
Repayment of related party		$ 13,285,682